UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
			Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
-------
This Amendment (Check only one.): [] is a restatement.
[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NFC Investments, LLC

Address: 5101 Wheelis Drive, Suite 207
Memphis, TN 38117

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:
Name: William V. Thompson, III
Title: Executive Vice President and Chief Compliance Officer
Phone: (901) 767-5576


Signature, Place, and Date of Signing:
/s/ William V. Thompson, III      Memphis, TN                       5/9/2012
--------------------------------- --------------------------------- ----------
[Signature]                       [City, State]                     [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $ 86,418
--------------
(In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2         COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6   COLUMN 7 COLUMN 8
------------------------- 	---------------- ---------  -------- ------------------ ---------- -------- ------------------------
                                                     	    VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER            	TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
------------------------- 	---------------- ---------  -------- --------- --- ---- ---------- -------- ------- ------ ---------
ALLIANCE HOLDINGS GP LP   	COM UNITS LP     01861G100  3,507    80,525     SH       SOLE       NONE     27,000  0      53,525
AMERICAN INTL GROUP INC		COM		 026874784  1,423    46,150	SH	 SOLE	    NONE     45,000  0      1,150
AMERICAN ORIENTAL BIO     	COM              028731107  595      391,623    SH       SOLE       NONE     148,271 0 	    243,352
ANNALY CAP MGMT INC       	COM              035710409  5,193    328,260    SH       SOLE       NONE     90,000  0      238,260
AOXING PHARMACEUTICAL CO  	COM              03740A106  93       241,829    SH       SOLE       NONE     84,754  0      157,075
APPLE INC                 	COM              037833100  299      500	SH       SOLE       NONE     -       0      500
BERKSHIRE HATHAWAY INC    	CL B 		 084670702  389      4,790      SH       SOLE       NONE     -       0      4,790
BROOKFIELD RESIDENTIAL PPTYS	COM		 11283W104  783      73,991	SH       SOLE       NONE     73,991  0      -
CAPITAL ONE FINL CORP     	COM 		 14040H105  5,231    93,850     SH       SOLE       NONE     32,000  0      61,850
CAPITAL ONE FINL CORP     	W EXP 11/14/2018 14040H139  2,751    120,555    SH       SOLE       NONE     45,000  0      75,555
CASH STORE FINL SVCS INC  	COM 		 14756F103  3,436    577,450    SH       SOLE       NONE     240,100 0      337,350
CENTRAL SECS CORP         	COM 		 155123102  723      32,710     SH       SOLE       NONE     -       0      42,918
CHIMERA INVT CORP         	COM 		 16934Q109  5,938    2,098,300  SH       SOLE       NONE     500,000 0      1,598,300
COCA COLA CO              	COM 		 191216100  490      6,632      SH       SOLE       NONE     -       0      6,632
CORRECTIONS CORP AMER     	COM 		 22025Y407  3,341    122,330    SH       SOLE       NONE     29,800  0      92,530
CUBESMART			COM	 	 229663109  131	     11,000	SH 	 SOLE	    NONE     -	     0	    11,000
DIRECTV COM               	CL A 		 25490A101  2,729    55,315     SH       SOLE       NONE     16,000  0      39,315
EVEREST RE GROUP LTD		COM		 G3223R108  1,110    12,000	SH	 SOLE	    NONE     12,000  0      -
FIRST HORIZON NATL CORP   	COM 		 320517105  1,071    103,257    SH       SOLE       NONE     -       0      103,257
GALLAGHER ARTHUR J & CO	        COM              363576109  207      5,800      SH       SOLE       NONE     -       0      5,800
HAWAIIAN TELCOM HOLDCO INC      COM              420031106  3,028    175,681    SH       SOLE       NONE     60,000  0      115,681
INFINITY PPTY & CAS CORP  	COM 		 45665Q103  6,591    125,963    SH       SOLE       NONE     52,000  0      73,963
INTERVEST BANCSHARES CORP 	CL A 		 460927106  5,994    1,569,217  SH       SOLE       NONE     492,040 0      1,077,177
JOHNSON & JOHNSON         	COM 		 478160104  244      3,700      SH       SOLE       NONE     -       0      3,700
MEDIFAST INC              	COM 		 58470H101  3,256    186,505    SH       SOLE       NONE     40,000  0      146,505
NVR INC                   	COM 		 62944T105  2,330    3,208      SH       SOLE       NONE     1,000   0      2,208
NATIONAL INTERSTATE CORP  	COM 		 63654U100  8,074    315,668    SH       SOLE       NONE     164,393 0      151,275
OLD REP INTL CORP         	COM 		 680223104  11,419   1,082,370  SH       SOLE       NONE     630,000 0      452,370
POTLATCH CORP             	COM 		 737630103  510      16,300     SH       SOLE       NONE     -       0      16,300
REGIONS FINANCIAL CORP    	COM 		 7591EP100  130      19,785     SH       SOLE       NONE     -       0      19,785
RENAISSANCERE HOLDINGS LTD	COM	         G7496G103  1,287    17,000     SH       SOLE       NONE     17,000  0      -
RENT A CTR INC            	COM 		 76009N100  4,823    127,765    SH       SOLE       NONE     40,000  0      87,765
STANCORP FINL GROUP INC   	COM		 852891100  614      15,000     SH       SOLE       NONE     15,000  0      -
STARWOOD PPTY TR INC      	COM 		 85571B105  7,059    335,825    SH       SOLE       NONE     90,000  0      245,825
WALTER ENERGY			COM	         93317Q105  2,452    41,410     SH       SOLE       NONE     14,000  0      27,410
WHITE MTNS INS GRP LTD		COM	         G9618E107  702      1,400      SH       SOLE       NONE     1,400   0      -
